ADDITIONAL INFORMATION TO THE STATEMENTS OF COMPREHENSIVE LOSS (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Additional Information To Statements Of Comprehensive Profit
Cost of revenues from sale	$ 8,615	$ 5,997	$ 5,792
Cost of revenues from lease	2,990	3,562	1,670
Cost of revenues from sale related service	949	648	678
Cost of revenues from other service	285	228	168
Total cost of revenues	$ 12,839	$ 10,435	$ 8,308